Supplemental oil and natural gas disclosures (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property acquisition costs:
Exploration	$ 51,686	$ 21,868	$ 62,888	$ 87,576	$ 53,708
Development costs	427,599	312,390	660,922	414,870	273,856
Total costs incurred	$ 479,285	$ 334,258	$ 723,810	$ 502,446	$ 327,564